UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 9/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2009 (Unaudited)

Cash Management Fund Institutional

Cash Management Fund Institutional (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Cash Management Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2009, the Fund owned approximately 7% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 19.7%
African Development Bank, 3.75%, 1/15/2010	13,000,000	13,076,457
Australia & New Zealand Banking Group Ltd., 0.29%, 1/14/2010	204,000,000	204,000,000
Bank of Montreal:
0.25%, 12/14/2009	85,000,000	85,000,000
0.34%, 10/7/2009	144,000,000	144,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.27%, 12/22/2009	130,000,000	130,000,000
0.28%, 12/18/2009	136,000,000	136,000,000
0.33%, 11/20/2009	30,000,000	30,000,000
0.35%, 10/13/2009	173,000,000	173,000,000

Berkshire Hathaway Finance Corp., 4.125%, 1/15/2010	10,000,000	10,108,227
BNP Paribas:
0.33%, 10/20/2009	400,000,000	400,000,000
0.82%, 11/5/2009	334,000,000	334,000,000
Caixa Gerald de Depositos SA, 0.25%, 10/5/2009	100,000,000	100,000,000
Calyon, 0.25%, 11/2/2009	19,800,000	19,800,176
Credit Agricole SA, 0.34%, 10/20/2009	500,000,000	500,000,000
Credit Industriel et Commercial, 0.315%, 10/13/2009	100,000,000	100,000,000
Dexia Credit Local:
0.26%, 10/2/2009	38,000,000	38,000,000
0.26%, 10/14/2009	300,000,000	300,000,000
0.49%, 3/24/2010	30,000,000	30,000,723
0.63%, 10/1/2009	50,000,000	50,000,000
0.75%, 2/11/2010	104,500,000	104,501,923
1.06%, 1/4/2010	179,500,000	179,504,712
Electronic Data Systems Corp., 7.125%, 10/15/2009	20,000,000	20,052,019
KBC Bank NV, 0.35%, 10/29/2009	200,000,000	200,000,000
Kreditanstalt fuer Wiederaufbau, 5.0%, 6/1/2010	54,639,000	56,186,848
Landwirtschaftliche Rentenbank, 2.625%, 2/26/2010	100,000,000	100,702,051
Mizuho Corporate Bank Ltd.:
0.23%, 10/26/2009	75,000,000	75,000,000
0.25%, 12/7/2009	133,000,000	133,000,000
National Australia Bank Ltd.:
0.78%, 11/12/2009	200,000,000	200,000,000
0.81%, 11/13/2009	200,000,000	200,000,000
National Bank of Canada, 0.33%, 11/16/2009	100,000,000	100,000,000
Nordea Bank Finland PLC, 0.75%, 9/23/2010	75,500,000	75,500,000
Rabobank Nederland NV, 0.28%, 1/7/2010	119,750,000	119,750,000
Royal Bank of Scotland PLC, 0.27%, 10/14/2009	200,000,000	200,000,000
Societe Generale:
0.31%, 11/13/2009	350,000,000	350,000,000
0.31%, 11/17/2009	150,000,000	150,000,000
Svensk Exportkredit AB, 4.5%, 9/27/2010	30,000,000	31,121,400
Svenska Handelsbanken AB, 0.855%, 11/4/2009	100,000,000	100,000,470
Toronto-Dominion Bank:
0.35%, 4/23/2010	40,000,000	40,000,000
0.65%, 4/1/2010	62,000,000	62,000,000
0.75%, 2/8/2010	179,500,000	179,500,000
UBS AG:
0.35%, 11/25/2009	600,000,000	600,000,000
0.55%, 12/29/2009	142,600,000	142,600,000
Wal-Mart Stores, Inc., 5.321%, 6/1/2010	148,500,000	153,078,505
Westpac Banking Corp., 0.55%, 4/23/2010	12,500,000	12,509,165

Total Certificates of Deposit and Bank Notes (Cost $6,381,992,676)		6,381,992,676
Commercial Paper 40.2%
Issued at Discount **
Allied Irish Banks North America, Inc.:
144A, 0.8%, 12/18/2009	62,000,000	61,892,533
144A, 0.9%, 12/22/2009	107,900,000	107,678,805
Anglo Irish Bank Corp., Ltd.:
144A, 0.75%, 10/15/2009	75,000,000	74,978,125
144A, 0.8%, 12/10/2009	72,500,000	72,387,222
144A, 0.8%, 12/11/2009	4,000,000	3,993,689
Antalis US Funding Corp.:
144A, 0.21%, 10/5/2009	20,000,000	19,999,533

144A, 0.22%, 10/9/2009	61,300,000	61,297,003
144A, 0.22%, 10/15/2009	39,000,000	38,996,663
144A, 0.22%, 10/26/2009	60,020,000	60,010,830
144A, 0.24%, 10/19/2009	25,000,000	24,997,000
144A, 0.27%, 10/1/2009	40,000,000	40,000,000
144A, 0.27%, 10/2/2009	20,000,000	19,999,850
144A, 0.31%, 10/13/2009	101,000,000	100,989,563
ASB Finance Ltd.:
0.36%, 4/8/2010	20,000,000	19,962,200
0.48%, 2/26/2010	28,000,000	27,944,747
0.53%, 3/8/2010	23,500,000	23,445,336
0.9%, 12/9/2009	77,000,000	76,867,175
1.2%, 3/12/2010	20,000,000	19,892,000
Bank of Montreal, 0.2%, 10/2/2009	15,000,000	14,999,917
Bank of Nova Scotia, 0.48%, 12/23/2009	1,000,000	998,893
BNP Paribas Finance, Inc., 0.06%, 10/1/2009	105,818,000	105,818,000
BNZ International Funding Ltd.:
144A, 0.27%, 10/14/2009	27,000,000	26,997,368
144A, 0.3%, 1/26/2010	50,000,000	49,951,250
144A, 0.31%, 11/13/2009	140,500,000	140,447,976
BP Capital Markets PLC:
0.76%, 10/13/2009	72,800,000	72,781,731
1.0%, 10/22/2009	77,100,000	77,064,920
Caisse D'Amortissement de la Dette Sociale:
0.48%, 12/22/2009	25,000,000	24,972,667
0.48%, 4/19/2010	63,000,000	62,832,000
0.6%, 12/22/2009	5,000,000	4,993,167
0.65%, 3/12/2010	124,500,000	124,135,838
0.7%, 1/8/2010	128,500,000	128,252,638
Cancara Asset Securitisation LLC:
144A, 0.25%, 10/23/2009	51,726,000	51,718,097
144A, 0.26%, 10/8/2009	275,972,000	275,958,048
Charta Corp., 144A, 0.35%, 11/4/2009	112,000,000	111,962,978
Citibank Credit Card Issuance Trust, 144A, 0.26%, 10/2/2009	30,000,000	29,999,783
Citibank Omni Master Trust:
144A, 0.6%, 10/7/2009	117,000,000	116,988,300
144A, 0.6%, 10/14/2009	124,000,000	123,973,133
144A, 0.6%, 10/21/2009	92,056,000	92,025,315
144A, 0.6%, 10/28/2009	100,000,000	99,955,000
Citigroup Funding, Inc., 0.3%, 10/16/2009	100,000,000	99,987,500
Danske Corp.:
144A, 0.2%, 11/5/2009	150,000,000	149,970,833
144A, 0.22%, 10/19/2009	157,000,000	156,982,730
144A, 0.22%, 11/3/2009	100,000,000	99,979,833
144A, 0.22%, 11/4/2009	87,500,000	87,481,819
144A, 0.23%, 11/3/2009	55,000,000	54,988,404
144A, 0.6%, 1/11/2010	37,000,000	36,937,100
Dexia Delaware LLC:
0.28%, 10/9/2009	72,000,000	71,995,520
0.29%, 10/2/2009	90,000,000	89,999,275
0.29%, 10/23/2009	28,150,000	28,145,011
Eli Lilly & Co., 144A, 0.75%, 10/5/2009	100,000,000	99,991,667
General Electric Capital Corp.:
0.19%, 10/8/2009	11,250,000	11,249,584
0.32%, 10/21/2009	25,000,000	24,995,556
General Electric Capital Services, Inc.:
0.29%, 11/9/2009	25,000,000	24,992,146

0.8%, 11/2/2009	98,750,000	98,679,778
Grampian Funding LLC:
144A, 0.37%, 10/14/2009	21,000,000	20,997,194
144A, 0.37%, 10/22/2009	38,400,000	38,391,712
144A, 0.38%, 10/16/2009	50,000,000	49,992,083
ING (US) Funding LLC:
0.18%, 10/1/2009	20,000,000	20,000,000
0.18%, 10/30/2009	14,725,000	14,722,865
0.18%, 11/2/2009	100,000,000	99,984,000
Irish Life & Permanent PLC:
144A, 0.96%, 12/23/2009	80,000,000	79,822,933
144A, 1.0%, 12/22/2009	126,000,000	125,713,000
144A, 1.05%, 12/21/2009	126,000,000	125,702,325
Johnson & Johnson:
144A, 0.2%, 3/9/2010	80,000,000	79,929,333
144A, 0.22%, 3/25/2010	100,000,000	99,893,056
144A, 0.25%, 10/26/2009	100,000,000	99,982,639
144A, 0.29%, 10/26/2009	200,000,000	199,959,722
144A, 0.32%, 12/14/2009	200,000,000	199,868,444
Kitty Hawk Funding Corp., 144A, 0.23%, 11/3/2009	100,000,000	99,978,917
Kreditanstalt fuer Wiederaufbau:
144A, 0.19%, 12/30/2009	2,715,000	2,713,710
144A, 0.26%, 12/22/2009	1,850,000	1,848,904
144A, 0.26%, 12/23/2009	1,586,000	1,585,049
144A, 0.3%, 12/30/2009	8,769,000	8,762,423
LMA Americas LLC, 144A, 0.23%, 10/27/2009	121,100,000	121,079,884
Market Street Funding LLC, 144A, 0.21%, 11/9/2009	21,000,000	20,995,223
Microsoft Corp.:
0.11%, 12/16/2009	65,000,000	64,984,906
0.14%, 12/16/2009	50,000,000	49,985,222
0.17%, 12/16/2009	1,000,000	999,641
0.18%, 11/10/2009	100,000,000	99,980,000
0.22%, 11/19/2009	50,000,000	49,985,028
National Australia Funding (Delaware), Inc., 144A, 0.265%, 10/9/2009	4,482,000	4,481,736
Nestle Capital Corp., 144A, 0.6%, 2/16/2010	100,000,000	99,770,000
New York Life Capital Corp.:
144A, 0.21%, 10/30/2009	20,245,000	20,241,575
144A, 0.23%, 10/9/2009	8,450,000	8,449,568
144A, 0.25%, 11/19/2009	75,150,000	75,124,428
144A, 0.27%, 11/10/2009	17,210,000	17,204,837
144A, 0.3%, 10/6/2009	75,080,000	75,076,872
144A, 0.31%, 10/13/2009	25,000,000	24,997,417
Nieuw Amsterdam Receivables Corp.:
0.23%, 10/21/2009	115,274,000	115,259,271
144A, 0.23%, 11/3/2009	83,000,000	82,982,501
144A, 0.25%, 11/2/2009	116,000,000	115,974,222
Nordea North America, Inc., 0.22%, 10/30/2009	27,936,000	27,931,049
NRW.Bank:
0.29%, 12/16/2009	100,000,000	99,938,778
0.36%, 2/16/2010	75,000,000	74,896,500
0.38%, 1/11/2010	26,000,000	25,972,007
0.4%, 3/3/2010	40,000,000	39,932,000
0.41%, 10/6/2009	60,500,000	60,496,555
0.41%, 11/17/2009	56,000,000	55,970,024
0.42%, 3/18/2010	50,000,000	49,902,000
0.445%, 4/23/2010	75,000,000	74,810,875
0.46%, 11/13/2009	178,675,000	178,576,828

0.461%, 6/28/2010	94,265,000	93,939,786
0.47%, 2/4/2010	29,000,000	28,952,295
0.48%, 2/5/2010	113,250,000	113,058,230
0.49%, 5/24/2010	125,000,000	124,600,174
0.5%, 1/11/2010	126,000,000	125,821,500
0.54%, 10/23/2009	48,000,000	47,984,160
0.6%, 11/12/2009	65,250,000	65,204,325
0.67%, 10/15/2009	120,000,000	119,968,733
Procter & Gamble International Funding SCA:
144A, 0.12%, 10/5/2009	71,000,000	70,999,053
144A, 0.22%, 10/9/2009	180,000,000	179,991,200
144A, 0.23%, 10/2/2009	100,000,000	99,999,361
144A, 0.23%, 2/19/2010	50,000,000	49,954,958
144A, 0.24%, 12/18/2009	175,000,000	174,909,000
144A, 0.25%, 10/14/2009	75,000,000	74,993,229
144A, 0.25%, 12/11/2009	27,500,000	27,486,441
144A, 0.25%, 1/7/2010	25,000,000	24,982,986
Rabobank USA Financial Corp.:
0.27%, 1/19/2010	39,550,000	39,517,371
0.33%, 3/10/2010	150,000,000	149,780,000
Romulus Funding Corp.:
144A, 0.55%, 10/2/2009	50,000,000	49,999,236
144A, 0.55%, 10/8/2009	33,500,000	33,496,417
Royal Bank of Scotland PLC, 0.22%, 10/29/2009	137,500,000	137,476,472
Salisbury Receivables Co., LLC:
144A, 0.21%, 10/27/2009	50,000,000	49,992,417
144A, 0.24%, 11/2/2009	75,000,000	74,984,000
Sanpaolo IMI US Financial Co.:
0.19%, 10/26/2009	94,522,000	94,509,528
0.2%, 11/25/2009	100,000,000	99,969,444
0.22%, 10/19/2009	10,503,000	10,501,845
0.23%, 12/23/2009	100,000,000	99,946,972
Scaldis Capital LLC:
0.26%, 10/9/2009	95,000,000	94,994,511
0.27%, 10/13/2009	80,000,000	79,992,800
0.27%, 10/19/2009	179,000,000	178,975,835
Sheffield Receivables Corp., 144A, 0.21%, 11/9/2009	25,000,000	24,994,313
Societe Generale North America, Inc.:
0.23%, 10/8/2009	24,250,000	24,248,916
0.245%, 1/14/2010	150,000,000	149,892,813
0.75%, 10/30/2009	113,500,000	113,431,427
Starbird Funding Corp.:
144A, 0.08%, 10/1/2009	115,000,000	115,000,000
144A, 0.25%, 12/17/2009	50,000,000	49,973,264
144A, 0.25%, 12/18/2009	50,000,000	49,972,917
144A, 0.285%, 11/3/2009	49,000,000	48,987,199
Straight-A Funding LLC:
144A, 0.19%, 10/16/2009	50,000,000	49,996,042
144A, 0.19%, 10/20/2009	49,000,000	48,995,086
144A, 0.19%, 10/21/2009	50,000,000	49,994,722
144A, 0.2%, 11/4/2009	50,000,000	49,990,556
144A, 0.21%, 11/24/2009	50,000,000	49,984,250
144A, 0.21%, 12/11/2009	36,159,000	36,144,024
144A, 0.22%, 11/17/2009	50,000,000	49,985,639
144A, 0.22%, 12/4/2009	107,000,000	106,958,151
144A, 0.23%, 10/28/2009	25,000,000	24,995,688
144A, 0.23%, 11/25/2009	25,236,000	25,227,132

144A, 0.23%, 12/9/2009	50,141,000	50,118,896
144A, 0.23%, 12/14/2009	155,299,000	155,225,578
144A, 0.23%, 12/15/2009	85,395,000	85,354,082
144A, 0.24%, 12/1/2009	25,000,000	24,989,833
144A, 0.25%, 11/13/2009	200,000,000	199,940,278
144A, 0.25%, 11/25/2009	30,000,000	29,988,542
144A, 0.26%, 11/20/2009	15,000,000	14,994,583
144A, 0.28%, 11/3/2009	50,853,000	50,839,948
144A, 0.28%, 11/5/2009	105,350,000	105,321,321
144A, 0.31%, 10/5/2009	25,018,000	25,017,138
144A, 0.31%, 10/26/2009	50,046,000	50,035,226
144A, 0.33%, 10/13/2009	25,000,000	24,997,250
144A, 0.35%, 10/8/2009	53,916,000	53,912,331
144A, 0.35%, 10/9/2009	100,000,000	99,992,222
Swedbank AB:
144A, 0.81%, 3/30/2010	117,500,000	117,024,125
144A, 0.82%, 2/19/2010	160,700,000	160,183,885
144A, 0.86%, 6/3/2010	120,000,000	119,297,667
144A, 0.89%, 5/28/2010	117,700,000	117,004,557
144A, 0.99%, 5/11/2010	100,000,000	99,389,500
144A, 1.02%, 6/24/2010	22,000,000	21,834,193
144A, 1.07%, 6/10/2010	25,000,000	24,812,750
144A, 1.09%, 6/14/2010	104,000,000	103,193,884
Tasman Funding, Inc.:
144A, 0.27%, 10/14/2009	48,500,000	48,495,271
144A, 0.28%, 10/7/2009	26,013,000	26,011,786
144A, 0.28%, 10/15/2009	50,000,000	49,994,556
144A, 0.28%, 10/28/2009	34,000,000	33,992,860
Total Capital Canada Ltd., 144A, 0.27%, 10/16/2009	200,000,000	199,977,500
Toyota Credit Canada, Inc.:
0.29%, 12/14/2009	50,000,000	49,970,194
0.33%, 10/14/2009	25,000,000	24,997,021
Toyota Credit de Puerto Rico, 0.36%, 3/9/2010	50,000,000	49,920,500
Toyota Motor Credit Corp., 0.18%, 10/8/2009	5,250,000	5,249,816
Tulip Funding Corp., 144A, 0.22%, 10/19/2009	15,627,000	15,625,281
United Technologies Corp., 144A, 0.02%, 10/1/2009	24,470,000	24,470,000
Victory Receivables Corp.:
144A, 0.21%, 10/27/2009	45,000,000	44,993,175
144A, 0.22%, 10/8/2009	58,732,000	58,729,488
144A, 0.22%, 10/21/2009	101,392,000	101,379,608
144A, 0.23%, 10/19/2009	13,768,000	13,766,417
144A, 0.25%, 10/19/2009	45,000,000	44,994,375

Total Commercial Paper (Cost $13,046,173,360)		13,046,173,360
Government & Agency Obligations 12.8%
Foreign Government Obligations 2.2%
Government of Canada:
0.22%, 11/9/2009	5,161,000	5,159,770
0.33%, 2/9/2010	1,134,000	1,132,638
0.85%, 11/19/2009	146,500,000	146,330,508
0.9%, 11/30/2009	86,250,000	86,120,625
Kingdom of Sweden, 1.0%, 4/26/2010	162,000,000	162,436,542
Republic of Ireland:
0.26%, 10/5/2009	100,000,000	99,997,111
0.3%, 10/23/2009	139,250,000	139,224,471

0.45%, 10/22/2009	15,000,000	14,996,062
0.45%, 10/29/2009	50,000,000	49,982,500

		705,380,227
US Government Sponsored Agencies 5.1%
Federal Home Loan Bank:
0.036% **, 10/1/2009	28,602,000	28,601,999
0.062% **, 10/7/2009	2,441,000	2,440,972
0.21% *, 7/13/2010	500,000,000	500,019,959
0.25% *, 5/28/2010	150,000,000	150,000,000
0.27% *, 5/21/2010	300,000,000	300,000,000
0.33% *, 10/15/2009	100,000,000	100,000,000
0.5%, 7/13/2010	60,750,000	60,703,989
0.55%, 7/29/2010	98,450,000	98,428,079
Federal Home Loan Mortgage Corp.:
0.338% **, 2/2/2010	53,000,000	52,937,931
0.368% **, 3/31/2010	46,490,000	46,403,516
0.428% **, 5/17/2010	19,050,000	18,998,120
1.43%, 9/3/2010	97,500,000	98,216,582
Federal National Mortgage Association:
0.297% **, 1/4/2010	50,000,000	49,960,417
0.448% **, 6/1/2010	20,000,000	19,939,250
0.548% **, 8/5/2010	18,400,000	18,313,418
0.68% **, 12/4/2009	19,545,000	19,521,025
3.25%, 2/10/2010	33,353,000	33,692,804
7.125%, 6/15/2010	50,000,000	52,313,000

		1,650,491,061
US Treasury Obligations 5.5%
US Treasury Bills:
0.025% **, 10/22/2009	24,070,000	24,069,649
0.095% **, 10/29/2009	1,981,000	1,980,854
0.155% **, 10/1/2009	3,950,000	3,950,000
0.17% **, 10/15/2009	1,984,000	1,983,869
0.25% **, 1/28/2010	50,000,000	49,958,681
0.27% **, 12/10/2009	1,817,000	1,816,046
0.275% **, 2/4/2010	5,590,000	5,584,620
0.295% **, 12/31/2009	2,002,000	2,000,507
0.385% **, 7/15/2010	100,000,000	99,693,069
0.385% **, 8/26/2010	100,000,000	99,648,152
0.395% **, 9/23/2010	500,000,000	498,041,458
0.43% **, 7/29/2010	10,000,000	9,964,047
0.435% **, 8/26/2010	114,500,000	114,036,636
0.49% **, 7/29/2010	1,100,000	1,095,493
0.605% **, 11/19/2009	300,000,000	299,752,958
0.675% **, 3/11/2010	32,257,000	32,159,624
0.69% **, 2/11/2010	150,000,000	149,617,625
0.7% **, 3/11/2010	130,000,000	129,593,028
US Treasury Notes:
1.75%, 3/31/2010	30,000,000	30,225,845
2.375%, 8/31/2010	32,000,000	32,584,741
3.625%, 10/31/2009	200,000,000	200,548,000

		1,788,304,902

Total Government & Agency Obligations (Cost $4,144,176,190)		4,144,176,190
Short Term Notes * 11.4%
American Honda Finance Corp., 144A, 0.625%, 11/20/2009	65,000,000	65,032,906

Bank of America NA, 1.058%, 5/12/2010	14,820,000	14,842,400
Bank of New York Mellon Corp., 0.871%, 2/5/2010	1,350,000	1,351,936
Bayerische Landesbank, 0.306%, 10/22/2010	40,000,000	39,952,555
Canadian Imperial Bank of Commerce:
0.23%, 2/23/2010	130,000,000	130,000,000
0.23%, 3/4/2010	50,000,000	50,000,000
Commonwealth Bank of Australia, 144A, 0.385%, 6/24/2010	122,500,000	122,500,000
Dexia Credit Local, 0.513%, 4/18/2011	115,000,000	115,018,828
DnB NOR Bank ASA:
144A, 0.58%, 10/13/2009	65,000,000	65,006,927
0.677%, 10/6/2009	125,000,000	125,006,539
General Electric Capital Corp.:
0.329%, 3/12/2010	11,792,000	11,792,820
0.419%, 12/15/2009	93,914,000	93,940,435
0.58%, 1/20/2010	8,365,000	8,366,243
0.607%, 1/4/2010	8,200,000	8,201,039
Inter-American Development Bank, 0.401%, 2/19/2010	302,300,000	302,300,000
International Bank for Reconstruction & Development:
0.42%, 2/8/2010	25,000,000	25,010,727
0.441%, 2/1/2010	221,000,000	221,000,000
Kreditanstalt fuer Wiederaufbau, 0.553%, 1/21/2010	260,000,000	260,000,000
National Australia Bank Ltd., 0.625%, 7/12/2010	133,000,000	133,000,000
Natixis, 0.28%, 12/10/2009	300,000,000	300,000,000
Procter & Gamble International Funding SCA, 0.478%, 5/7/2010	100,000,000	100,000,000
Queensland Treasury Corp., 0.38%, 6/18/2010	180,000,000	180,000,000
Rabobank Nederland NV:
144A, 0.258%, 4/7/2011	278,000,000	278,000,000
144A, 0.44%, 9/16/2010	75,000,000	75,000,000
144A, 0.684%, 10/9/2009	179,250,000	179,250,000
144A, 0.831%, 5/19/2010	160,894,000	161,373,704
Royal Bank of Scotland PLC, 0.456%, 5/21/2010	180,000,000	180,000,000
Societe Generale, 0.213%, 4/19/2010	275,000,000	275,000,000
Westpac Banking Corp.:
144A, 0.335%, 7/2/2010	50,000,000	50,000,000
0.627%, 7/6/2010	119,350,000	119,350,000

Total Short Term Notes (Cost $3,690,297,059)		3,690,297,059
Supranational 0.3%
International Bank for Reconstruction & Development, 0.1% **, 10/23/2009 (Cost $89,994,500)	90,000,000	89,994,500
Time Deposits 13.9%
Branch Banking & Trust Co., 0.02%, 10/1/2009	494,000,000	494,000,000
Calyon, 0.09%, 10/1/2009	777,000,000	777,000,000
Citibank NA, 0.11%, 10/1/2009	100,081,071	100,081,071
Landesbank Hessen-Thueringen Girozentrale, 0.2%, 10/1/2009	430,000,000	430,000,000
Lloyds TSB Bank PLC, 0.1%, 10/1/2009	420,000,000	420,000,000
Nordea Bank Finland PLC, 0.02%, 10/1/2009	284,000,000	284,000,000
Societe Generale, 0.062%, 10/1/2009	355,000,000	355,000,000
Svenska Handelsbanken AB, 0.05%, 10/1/2009	800,000,000	800,000,000
Wells Fargo Bank NA, 0.01%, 10/1/2009	855,212,000	855,212,000

Total Time Deposits (Cost $4,515,293,071)		4,515,293,071
Municipal Bonds and Notes 1.5%
California, State Weekly Public Kindergarten University, Series A-8, 0.25% ***, 5/1/2034, Citibank NA & California State Teacher's Retirement System (a)	13,750,000	13,750,000

California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series 29G, 144A, AMT, 0.35% ***, 5/1/2039	34,260,000	34,260,000
Colorado, Housing & Finance Authority, Single Family Program, Series I-A1, 0.45% ***, 11/1/2034	25,400,000	25,400,000
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University:
Series V-2, 0.22% ***, 7/1/2036	15,240,000	15,240,000
Series V-1, 0.23% ***, 7/1/2036	25,765,000	25,765,000
Connecticut, State Health & Educational Revenue, Yale University:
0.32%, 3/9/2010	20,150,000	20,121,521
0.35%, 11/6/2009	25,100,000	25,091,215
0.36%, 1/4/2010	27,300,000	27,274,065
0.4%, 11/13/2009	13,500,000	13,493,550
0.45%, 11/20/2009	40,000,000	39,975,000
Illinois, Development Finance Authority Revenue, Chicago Symphony Project, 0.23% ***, 12/1/2033, Bank One NA (a)	11,000,000	11,000,000
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 0.6% ***, 8/1/2019, LaSalle Bank NA (a)	1,765,000	1,765,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co. Project, AMT, 0.6% ***, 8/1/2027, LaSalle Bank NA (a)	2,990,000	2,990,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 0.6% ***, 6/1/2022, LaSalle Bank NA (a)	4,900,000	4,900,000
Jacksonville, FL, Electric Systems Revenue, 0.38%, 12/2/2009	31,600,000	31,600,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.32% ***, 10/1/2034, Bank of America NA (a)	13,700,000	13,700,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane, Series A, 0.22% ***, 5/15/2037	15,000,000	15,000,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 142, AMT, 0.38% ***, 10/1/2037	9,000,000	9,000,000
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue, Series E-2, AMT, 0.35% ***, 11/1/2042	15,415,000	15,415,000
New York, NY, General Obligation:
Series H-4, 0.25% ***, 3/1/2034, Bank of New York (a)	10,500,000	10,500,000
Series B5, 0.27% ***, 8/15/2022 (b)	11,500,000	11,500,000
Series J14, 0.43% ***, 8/1/2019	41,855,000	41,855,000
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series A, AMT, 0.45% ***, 12/1/2038, Lloyds TSB Bank PLC (a)	8,600,000	8,600,000
Texas, Alliance Airport Authority, Inc., Special Facilities Revenue, Series 2088, 144A, AMT, 0.34% ***, 4/1/2021	24,570,000	24,570,000
University of Chicago, 0.28%, 1/15/2010	21,500,000	21,482,275
Washington, State Housing Finance Commission, Multi-Family Revenue, Merrill Gardens at Tacoma, Series A, AMT, 0.45% ***, 9/15/2040, Bank of America NA (a)	3,000,000	3,000,000
West Virginia, Public Energy Authority Revenue, Morgantown Association Project, AMT, 1.95% ***, 7/1/2017, Dexia Credit Local (a)	25,000,000	25,000,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.32% ***, 3/1/2033	16,640,000	16,640,000

Total Municipal Bonds and Notes (Cost $508,887,626)		508,887,626
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $32,376,814,482) †	99.8	32,376,814,482
Other Assets and Liabilities, Net	0.2	72,763,795

Net Assets	100.0	32,449,578,277

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2009.

**	Annualized yield at time of purchase; not a coupon rate.

***

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2009.

†	The cost for federal income tax purposes was $32,376,814,482.
(a)	Security incorporates a letter of credit from the bank listed.
(b)	Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
National Public Finance Guarantee Corp.	0.04
Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments:

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments (c)	$—	$32,376,814,482	$—	$32,376,814,482
Total	$—	$32,376,814,482	$—	$32,376,814,482
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Management Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Cash Management Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 19, 2009